Note 6 - Leases - Operating Lease Income Statement Information (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost of goods sold	$ 805,481	$ 965,224
Cost of Goods Sold [Member]
Cost of goods sold	0	107,140
Cost of Services [Member]
Cost of goods sold	39,601	147,558
Research and Development Expense [Member]
Cost of goods sold	138,340	273,823
Selling, General and Administrative Expenses [Member]
Cost of goods sold	$ 627,540	$ 436,703